Income Taxes - Schedule of components of the net deferred tax asset (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Losses and tax credit carryforwards	$ 572	$ 214
Basis differences on investments	2,989	3,044
Fortitude Re funds withheld embedded derivative	0	541
Life policy reserves	1,561	2,811
Accruals not currently deductible, and other	61	2
Investments in foreign subsidiaries	0	1
Loss reserve discount	0	0
Fixed assets and intangible assets	885	1,160
Other	439	237
Employee benefits	81	0
Unrealized losses related to available for sale debt securities	4,928	0
Unearned premium reserve reduction	144	0
Market risk benefits	828	1,447
Total deferred tax assets	12,488	9,457
Deferred tax liabilities:
Employee benefits	0	(32)
Fortitude Re funds withheld embedded derivative	(863)	0
Deferred policy acquisition costs	(1,504)	(1,528)
Unrealized gains related to available for sale debt securities	0	(3,166)
Total deferred tax liabilities	(2,367)	(4,726)
Net deferred tax assets before valuation allowance	10,121	4,731
Valuation allowance	(1,752)	(169)
Net deferred tax assets (liabilities)	$ 8,369	$ 4,562